Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and other current assets
Value added tax recoverable	$ 3,750,491	$ 2,484,881
Other receivables	1,575,467	383,362
Advance to suppliers	1,545,793	964,223
Others	976,043	1,109,819
Prepaid expenses and other current assets	$ 7,847,794	$ 4,942,285